Borrowings - Pre-Swap Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pre-swap annual contractual obligations of long-term debt outstanding
2025	$ 5,047
2026	6,302
2027	6,357
2028	3,863
2029	4,926
Thereafter	29,616
Total	$ 56,112	$ 57,598